Intangible assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

9. Intangible assets, net

Intangible assets consist of the following:

	December 31,	December 31,
	2021	2020
Government Relationships	1,804	—
Customer Relationships	855	—
Licenses	639	438
Other Intangible assets	63	44
Total Intangible assets, Gross	$3,361	$482
Less: accumulated amortization	(1,286)	(315)
Total Intangible assets, net	$2,075	$167

Government relationships and customer relationships are related to the MiMoto acquisition, refer to Note 3. MiMoto Smart Mobility S.r.l. – Acquisition, for further information.

The following table summarizes the amortization expenses recorded in the consolidated statement of operations, for the year ended on December 31, 2021, and 2020.

	Year Ended December 31,
	2021	2020
Cost of revenues	$880	$298
Sales & marketing	215	—
General & administrative	6	3
Total Amortization expenses	$1,101	$301